COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Liabilities			$ 162,500
Litigation Settlement, Amount Awarded to Other Party		$ 20,000
Merger Agreement [Member] | Point R Merger [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Acquire Businesses, Gross	$ 17,831,427	17,831,427
Business Combination, Contingent Consideration, Liability	$ 2,625,000	$ 2,625,000